Restrictions on Cash and Due From Banks (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash and Due From Banks (Textual) [Abstract]
Compensating balances	$ 2,900,000	$ 1,866,000
Average required balances	$ 2,265,000	$ 1,758,000